                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number: 811-2264

Exact name of registrant as specified in charter:
Lincoln National Income Fund, Inc.

Address of principal executive offices:

2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:

Richelle S. Maestro, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: December 31, 2004

Date of reporting period: June 30, 2004

Item 1.  Reports to Stockholders

                                         Delaware
                                         Investments(SM)
                                         -------------------------------------
                                         A member of Lincoln Financial Group(R)

CLOSED-END









SEMIANNUAL REPORT JUNE 30, 2004
--------------------------------------------------------------------------------
                         LINCOLN NATIONAL INCOME FUND, INC.










[graphic omitted]  POWERED BY RESEARCH.(SM)

TABLE
     OF CONTENTS


--------------------------------------------------------------------
FINANCIAL STATEMENTS:

   Statement of Net Assets                                         1

   Statement of Operations                                         6

   Statements of Changes in Net Assets                             7

   Financial Highlights                                            8

   Notes to Financial Statements                                   9

   Important Fund Information                                     12
--------------------------------------------------------------------


Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2004 Delaware Distributors, L.P.

STATEMENT                                 LINCOLN NATIONAL INCOME FUND, INC.
        OF NET ASSETS                     June 30, 2004 (Unaudited)



                                                        Principal     Market
                                                        Amount***     Value

PUBLIC DEBT SECURITIES - 89.06%
Asset-Backed Securities - 3.71%
   Capital One Multi-Asset Execution
     Trust Series 03-C4 C4
     6.00% 8/15/13                                USD     650,000   $  669,851
^+#Carlyle High Yield Partners
     Series 1 B1 144A 8.00% 5/31/07                     1,000,000    1,016,501
   Citibank Credit Card Issuance Trust
     2003-A7 A7 4.15% 7/7/17                              285,000      258,832
   Mid-State Trust Series 11 A1
     4.864% 7/15/38                                       148,260      138,559
 ^#Sankaty Market Value Series 3
     B1 144A CDO 7.379% 4/30/09                           290,000      307,574
  #Sharp 2003-HE1N N 144A
     6.90% 11/25/33                                       171,511      172,369
  #Sharp 2004-2N Note 7.00% 1/25/34                       247,063      247,063
  #Sharp 2004-IM1N N1 144A
     6.85% 3/25/34                                        270,552      270,443
  #Sky Financial Medical Loan
     Securitization 02-A A2 144A
     6.705% 7/16/18                                       485,000      510,184
                                                                   -----------
                                                                     3,591,376
                                                                   -----------
Automobiles & Automotive Parts - 3.09%
   Ford Motor 7.45% 7/16/31                             1,655,000    1,582,020
   General Motors
     7.125% 7/15/13                                       400,000      411,500
     8.375% 7/15/33                                       940,000      997,788
                                                                   -----------
                                                                     2,991,308
                                                                   -----------
Banking - 5.39%
   Banc One 2.625% 6/30/08                                660,000      622,116
   Bank of America 4.375% 12/1/10                       1,000,000      976,001
   Branch Banking & Trust Wilson,
     North Carolina 4.875% 1/15/13                        820,000      794,772
   Deutsche Bank Financial 5.375% 3/2/15                  355,000      349,983
   Popular North America 4.25% 4/1/08                   1,310,000    1,310,406
++#Rabobank Capital Funding II 144A
     5.26% 12/29/49                                       680,000      659,233
   RBS Capital Trust I 4.709% 12/29/49                    545,000      503,375
                                                                   -----------
                                                                     5,215,886
                                                                   -----------
Building & Materials - 0.07%
   York International 6.625% 8/15/06                       60,000       63,726
                                                                   -----------
                                                                        63,726
                                                                   -----------
Buildings & Materials - 0.41%
  #Lone Star Industries 144A
     8.85% 6/15/05                                        380,000      394,926
                                                                   -----------
                                                                       394,926
                                                                   -----------
Cable, Media & Publishing - 4.23%
   Continental Cablevision 9.50% 8/1/13                   500,000      555,138
   CSC Holdings 10.50% 5/15/16                            175,000      197,313
   Historic Time Warner 8.18% 8/15/07                     630,000      704,474
   InterActive 7.00% 1/15/13                              690,000      745,299
   Time Warner 7.70% 5/1/32                               535,000      586,206
   Time Warner Entertainment
     8.375% 3/15/23                                     1,120,000    1,310,296
                                                                   -----------
                                                                     4,098,726
                                                                   -----------

                                                        Principal     Market
                                                        Amount***     Value

PUBLIC DEBT SECURITIES (continued)
Chemicals - 1.08%
   Lyondell Chemical 9.875% 5/1/07                USD     670,000    $ 703,500
   Valspar 6.00% 5/1/07                                   325,000      343,523
                                                                   -----------
                                                                     1,047,023
                                                                   -----------
Collateralized Mortgage Obligations - 1.77%
   Greenwich Capital Commercial
     Funding 2004-GG1 A7 5.317% 6/10/36                   515,000      515,241
  #Gsamp Trust Series 03-FM1N
     7.50% 3/20/33                                        157,944      158,291
  #Merrill Lynch Mortgage Trust
     2002-MW1 J 5.695% 7/12/34                            195,000      166,345
++#Prudential Securities Secured
     Financing 1998 C1-J 144A
     7.382% 5/15/13                                       175,000      156,447
   Residential Asset Mortgage
     Products 2004-RZ2 AI3
     4.30% 1/25/31                                        470,000      473,305
  #Salomon Brothers Mortgage
     Securities 99 C1-J 144A
     7.00% 5/18/32                                        295,000      246,561
                                                                   -----------
                                                                     1,716,190
                                                                   -----------
Computers & Technology - 0.84%
   Computer Science 3.50% 4/15/08                         425,000      417,211
   Electronic Data Systems 6.00% 8/1/13                   410,000      392,257
                                                                   -----------
                                                                       809,468
                                                                   -----------
Consumer Products - 0.79%
  #Johnson (SC) & Son 144A
     5.75% 2/15/33                                        825,000      769,767
                                                                   -----------
                                                                       769,767
                                                                   -----------
Electronics & Electrical Equipment - 0.63%
   Jabil Circuit 5.875% 7/15/10                           590,000      610,237
                                                                   -----------
                                                                       610,237
                                                                   -----------
Energy - 6.25%
   Enterprise Products Partners
     6.875% 3/1/33                                        405,000      375,959
     7.50% 2/1/11                                         530,000      567,842
   Halliburton 5.50% 10/15/10                           1,575,000    1,595,508
   Hornbeck Offshore Services
     10.625% 8/1/08                                       320,000      350,800
   Northern Border Pipeline 6.25% 5/1/07                  490,000      525,507
   Tesoro Petroleum 8.00% 4/15/08                         960,000    1,032,000
   USX 9.375% 2/15/12                                     300,000      377,875
   Valero Energy 6.125% 4/15/07                           305,000      323,393
   Valero Logistics Operations
     6.05% 3/15/13                                        880,000      902,308
                                                                   -----------
                                                                     6,051,192
                                                                   -----------
Farming & Agriculture - 1.58%
   Altria Group 7.65% 7/1/08                              565,000      609,327
   UST 6.625% 7/15/12                                     850,000      921,964
                                                                   -----------
                                                                     1,531,291
                                                                   -----------

STATEMENT                                 LINCOLN NATIONAL INCOME FUND, INC.
        OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                        Amount***     Value

PUBLIC DEBT SECURITIES (continued)
Finance - 18.06%
++^#Ares Leverged Investment Fund
      144A 5.84% 10/31/05                         USD     530,000   $   524,700
    Bear Stearns 4.65% 7/2/18                             795,000       698,099
   #Bombardier Capital 144A
      3.363% 5/30/13                                      510,000       507,485
    Capital One Bank 5.75% 9/15/10                        540,000       555,668
    Citigroup
      5.875% 2/22/33                                      330,000       312,105
      6.625% 6/15/32                                      450,000       467,573
    Credit Suisse First Boston USA
      6.125% 11/15/11                                     695,000       732,589
   #Erac USA Finance 7.35% 6/15/08                        815,000       901,223
   #Farmers Exchange Capital 144A
      7.05% 7/15/28                                       540,000       519,728
   #FGIC 144A 6.00% 1/15/34                               315,000       306,678
    Ford Motor Credit
      5.625% 10/1/08                                      995,000     1,004,588
      7.25% 10/25/11                                      320,000       334,646
   #Glencore Funding 144A
      6.00% 4/15/14                                       995,000       924,562
    GMAC
      6.75% 1/15/06                                         5,000         5,241
      8.00% 11/1/31                                       885,000       909,307
    Goldman Sachs Group
      6.125% 2/15/33                                      795,000       752,725
      6.345% 2/15/34                                    2,175,000     2,049,041
    Household Finance 4.125% 12/15/08                   1,090,000     1,075,512
    International Lease Finance
      5.875% 5/1/13                                       465,000       477,552
    JP Morgan Chase 5.25% 5/1/15                          310,000       298,782
    MBNA 5.00% 6/15/15                                    495,000       461,519
      Morgan Stanley
      4.75% 4/1/14                                      1,370,000     1,266,395
      5.30% 3/1/13                                        275,000       271,075
    National Rural Utilities Cooperative
      Finance 3.875% 2/15/08                              805,000       803,391
    PHH 7.125% 3/1/13                                     330,000       360,982
    Sprint Capital 8.375% 3/15/12                         400,000       460,398
    Wilmington Trust 4.875% 4/15/13                       535,000       514,627
                                                                    -----------
                                                                     17,496,191
                                                                    -----------

Food, Beverage & Tobacco - 3.45%
    Kraft Foods
      4.00% 10/1/08                                       700,000      690,444
      5.625% 11/1/11                                      375,000      382,053
    Miller Brewing 144A
     #4.25% 8/15/08                                       650,000      647,433
     #5.50% 8/15/13                                       640,000      643,374
    Nabisco 6.85% 6/15/05                                 265,000      274,046
    Safeway 6.15% 3/1/06                                  350,000      366,098
    Universal 6.50% 2/15/06                               260,000      273,680
    Wendys International 6.35% 12/15/05                    60,000       62,926
                                                                    ----------
                                                                     3,340,054
                                                                    ----------
Government Agencies - 0.98%
    Fannie Mae - Series 265 9.00% 3/1/24                   66,464       73,626
    Freddie Mac - 2075 Park 6.25% 8/15/27                 506,111      510,044
    Freddie Mac - Series 46B 7.80% 9/15/20                 74,963       75,882
    Ginnie Mae 2003-5 B 4.486% 10/16/25                   290,000      285,405
                                                                    ----------
                                                                       944,957
                                                                    ----------

                                                        Principal     Market
                                                        Amount***     Value

PUBLIC DEBT SECURITIES (continued)
Healthcare & Pharmaceuticals - 3.99%
    Boston Scientific 5.45% 6/15/14               USD      395,000  $  398,166
    Medco Health Solutions
      7.25% 8/15/13                                     1,220,000    1,308,460
    Pfizer 4.50% 2/15/14                                  680,000      652,016
    Schering-Plough 5.30% 12/1/13                         225,000      221,362
    Wyeth 5.50% 2/1/14                                  1,340,000    1,282,726
                                                                    ----------
                                                                     3,862,730
                                                                    ----------
Insurance - 3.72%
   #ASIF Global Financing 144A
      4.90% 1/17/13                                       520,000      508,719
   #Farmers Insurance Exchange 144A
      8.625% 5/1/24                                     1,135,000    1,274,472
    Harleysville Group 5.75% 7/15/13                      310,000      288,411
   #Liberty Mutual Group 144A
      5.75% 3/15/14                                       620,000      599,422
   #Nationwide Mutual Insurance 144A
      7.875% 4/1/33                                       815,000      928,826
                                                                    ----------
                                                                     3,599,850
                                                                    ----------
Leisure, Lodging & Entertainment - 0.86%
    Boyd Gaming 9.25% 8/1/09-00                           140,000      153,650
    Wendy's International 6.25% 11/15/11                  630,000      674,874
                                                                    ----------
                                                                       828,524
                                                                    ----------
Metals & Mining - 0.25%
    Newmont Gold 8.91% 1/5/09                             220,396      240,322
                                                                    ----------
                                                                       240,322
                                                                    ----------
Miscellaneous - 0.81%
    Corrections Corporation of America
      7.50% 5/1/11                                        770,000      781,550
                                                                    ----------
                                                                       781,550
                                                                    ----------
Multifamily Reits - 0.31%
    Developers Diversified Realty
      4.625% 8/1/10                                       315,000      302,868
                                                                    ----------
                                                                       302,868
                                                                    ----------
Packaging & Containers - 1.25%
   #Portola Packaging 144A 8.25% 2/1/12                   550,000      442,750
    Sealed Air 144A
     #5.375% 4/15/08                                      430,000      445,057
     #5.625% 7/15/13                                      330,000      326,550
                                                                    ----------
                                                                     1,214,357
                                                                    ----------
Paper & Forest Products - 0.51%
    Bowater 6.50% 6/15/13                                 525,000      496,529
                                                                    ----------
                                                                       496,529
                                                                    ----------
Real Estate - 0.13%
    Felcor Lodging 10.00% 9/15/08                         123,000      130,380
                                                                    ----------
                                                                       130,380
                                                                    ----------
Retail - 1.04%
    Michaels Stores 9.25% 7/1/09                          270,000      297,000
    Office Depot 6.25% 8/15/13                            685,000      706,767
                                                                    ----------
                                                                     1,003,767
                                                                    ----------

STATEMENT                                 LINCOLN NATIONAL INCOME FUND, INC.
        OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                        Amount***     Value

PUBLIC DEBT SECURITIES (continued)
Telecommunications - 6.90%
    AT&T
      8.05% 11/15/11                              USD     300,000   $  308,442
      8.75% 11/15/31                                      590,000      577,373
    AT&T Wireless Services
      7.875% 3/1/11                                       230,000      261,961
    Citizens Communications
      8.50% 5/15/06                                       305,000      325,091
    GTE Hawaiian Telephone
      7.375% 9/1/06                                       380,000      389,647
    Liberty Media
      3.50% 9/25/06                                       330,000      329,576
      8.25% 2/1/30                                        440,000      502,752
    MCI 5.908% 5/1/07                                     155,000      150,738
    PanAmSat 8.50% 2/1/12                                 130,000      148,200
    Sprint Capital
      4.78% 8/17/06                                       250,000      254,966
      6.375% 5/1/09                                       400,000      424,070
      8.75% 3/15/32                                       965,000    1,127,718
    Verizon New York
      6.875% 4/1/12                                       380,000      408,017
      7.375% 4/1/32                                     1,395,000    1,472,783
                                                                    ----------
                                                                     6,681,334
                                                                    ----------
Transportation & Shipping - 2.26%
    American Airlines 6.817% 5/23/11                      505,000      450,089
    Continental Airlines
      6.503% 6/15/11                                      470,000      438,377
      7.033% 6/15/11                                      571,994      463,480
      7.875% 7/2/18 Series A                               95,000       89,269
    Delta Air Lines 7.299% 9/18/06                        615,000      392,097
   *United Airlines 8.70% 10/7/08                         674,207      357,613
                                                                     ---------
                                                                     2,190,925
                                                                     ---------
Utilities - 14.70%
    Atmos Energy 5.125% 1/15/13                           320,000      309,970
    Avista
      7.75% 1/1/07                                      1,125,000    1,218,258
      9.75% 6/1/08                                        500,000      590,000
    Avista Capital Trust III 6.50% 4/1/34                 575,000      555,594
    Boston Gas 8.87% 1/5/05                               290,000      299,746
    BVPS II Funding 8.33% 12/1/07                         833,000      892,759
   #Monongahela Power 144A 6.70% 6/15/14                  440,000      446,399
    Oncor Electric Delivery 7.25% 1/15/33-00              860,000      956,600
    Pacific Gas & Electric 6.05% 3/1/34                 1,435,000    1,354,178
    Power Contract Financing 144A
     #5.20% 2/1/06                                        715,909      720,588
     #6.256% 2/1/10                                       505,000      514,851
    PSEG Energy Holdings 7.75% 4/16/07                    950,000      999,875
    Scottish Power PLC
      7.00% 7/15/09                                       500,000      556,032
      8.29% 12/30/11                                    1,000,000    1,188,180
    Sempra Energy 4.75% 5/15/09                           765,000      770,433
    Southern California Edison
      6.00% 1/15/34                                       735,000      706,636

                                                        Principal     Market
                                                        Amount***     Value

PUBLIC DEBT SECURITIES (continued)
Utilities (continued)
    Teco Energy 7.20% 5/1/11                      USD     785,000   $  775,188
    TNP Enterprises 10.25% 4/1/10                         470,000      488,800
    TXU Energy 7.00% 3/15/13-00                           510,000      556,278
   #Williams Gas Pipelines Central 144A
      7.375% 11/15/06                                     320,000      343,600
                                                                    ----------
                                                                    14,243,965
                                                                    ----------
TOTAL PUBLIC DEBT SECURITIES
    (cost $85,794,127)                                              86,249,419
                                                                    ----------
FOREIGN BONDS - 25.59%
Argentina - 0.68%
  ++Argentina Bonos 1.234% 8/3/12                         980,000      654,046
                                                                    ----------
                                                                       654,046
                                                                    ----------
Aruba - 1.20%
    UFJ Finance Aruba 6.75% 7/15/13                     1,120,000    1,160,109
                                                                    ----------
                                                                     1,160,109
                                                                    ----------
Bermuda - 1.39%
   #Oil Insurance 144A 5.15% 8/15/33                    1,345,000    1,348,180
                                                                    ----------
                                                                     1,348,180
                                                                    ----------
Brazil - 1.59%
   Federal Republic of Brazil
      6.00% 4/15/24                                       815,000      638,172
      11.00% 8/17/40                                      955,000      901,281
                                                                    ----------
                                                                     1,539,453
                                                                    ----------
Canada - 1.87%
    Abitibi-Consolidated 6.95% 12/15/06                   575,000      592,176
   #Bombardier 144A 6.30% 5/1/14                          415,000      353,092
    Noranda 8.375% 2/15/11                                800,000      862,038
                                                                    ----------
                                                                     1,807,306
                                                                    ----------
Cayman Islands - 4.37%
  ^#Evergreen Funding 1.68% 11/15/10                      358,292      340,378
    Hutchison Whampoa International
      6.50% 2/13/13                                       205,000      204,060
  ^#Juniper 1999-1A A1 144A 6.83% 4/15/11                 850,000      884,000
   #Merrill Lynch Series 98 Pilgrim 2
      6.623% 9/23/09                                      890,264      912,342
   #Mizuho Financial Group 144A
      5.79% 4/15/14                                     1,920,000    1,890,814
                                                                    ----------
                                                                     4,231,594
                                                                    ----------
Chile - 0.78%
    Empresa Nacional de Petroleo
      6.75% 11/15/12                                      705,000      757,787
                                                                    ----------
                                                                       757,787
                                                                    ----------
Colombia - 2.14%
    Republic of Colombia
      10.375% 1/28/33                                   2,130,000    2,076,750
                                                                    ----------
                                                                     2,076,750
                                                                    ----------

STATEMENT                                 LINCOLN NATIONAL INCOME FUND, INC.
        OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                        Amount***     Value
FOREIGN BONDS (continued)
Dominican Republic - 0.71%
    Dominican Republic
      2.438% 8/30/24                              USD     500,000   $  332,500
      9.04% 1/23/13                                       580,000      359,600
                                                                    ----------
                                                                       692,100
                                                                    ----------
Ecuador - 0.90%
  ++Republic of Ecuador
      12.00% 11/15/12                                     965,000      873,820
                                                                    ----------
                                                                       873,820
                                                                    ----------
France - 0.73%
  ++France Telecommunications
      9.50% 3/1/31                                        560,000      704,813
                                                                    ----------
                                                                       704,813
                                                                    ----------
Germany - 2.92%
    Deutsche Bundesrepublik
      5.00% 7/4/11                                EUR     895,000    1,155,844
      5.25% 1/4/11                                      1,280,000    1,676,347
                                                                    ----------
                                                                     2,832,191
                                                                    ----------
Mexico - 1.16%
    United Mexican States
      8.30% 8/15/31                               USD   1,070,000    1,123,500
                                                                    ----------
                                                                     1,123,500
                                                                    ----------
Netherlands - 0.38%
    Telefonica Europe
      7.35% 9/15/05                                       345,000      363,698
                                                                    ----------
                                                                       363,698
                                                                    ----------
Norway - 0.48%
    Petroleum Geo-Services
      8.00% 11/5/06                                       455,000      462,963
                                                                    ----------
                                                                       462,963
                                                                    ----------
Peru - 1.24%
    Republic of Peru
      8.375% 5/3/16                                     1,105,000    1,033,175
      8.75% 11/21/33                                      185,000      163,355
                                                                    ----------
                                                                     1,196,530
                                                                    ----------
Russia - 0.49%
  !#Russian Paris Club Participation Note
      2.025% 8/20/20                              JPY  60,741,484      475,789
                                                                    ----------
                                                                       475,789
                                                                    ----------
Singapore - 1.37%
   #Singapore Telecommunications 144A
      7.375% 12/1/31                              USD   1,190,000    1,324,959
                                                                    ----------
                                                                     1,324,959
                                                                    ----------
Supranational - 0.82%
   #Central American Bank for Economic
      Integration 144A 6.75% 4/15/13                      425,000      445,357
    International Finance
      6.75% 7/15/09                               NZD     545,000      348,853
                                                                    ----------
                                                                       794,210
                                                                    ----------

                                                        Principal     Market
                                                        Amount***     Value
FOREIGN BONDS (continued)
Uruguay - 0.37%
    Republic of Uruguay
      7.875% 1/15/33                              USD     560,000   $  358,400
                                                                   -----------
                                                                       358,400
                                                                   -----------
TOTAL FOREIGN BONDS (cost $24,712,157)                              24,778,198
                                                                   -----------
PRIVATE PLACEMENT SECURITIES - DEBT- 4.15%
Automobiles & Automotive Parts - 0.08%
  ^*Continental Auto Receivables
      Series A 12.00% 4/30/05                              500,000      80,000
                                                                     ---------
                                                                        80,000
                                                                     ---------
Banking, Finance & Insurance - 1.93%
   ^Anglo Irish Bank - Series A
      9.10% 9/30/06                                      1,000,000   1,094,281
^ #*Avianca Airline Ticket Receivable Trust
      11.75% 12/24/05                                      136,216      13,622
  ^#Deloitte & Touche - Series B
      7.41% 10/1/11                                        727,470     764,862
                                                                     ---------
                                                                     1,872,765
                                                                     ---------
Food, Beverage & Tobacco - 0.57%
   ^Dairy Farmers of America Preferred
      Capital Trust 7.38% 10/2/12                          500,000     548,185
                                                                     ---------
                                                                       548,185
                                                                     ---------
Leisure, Lodging & Entertainment - 0.87%
  ^#New Boston Garden 8.45% 9/22/15                        770,296     839,700
                                                                     ---------
                                                                       839,700
                                                                     ---------
Miscellaneous - 0.70%
   ^Glass Equipment Development 144A
     #13.50% 6/2/08                                        500,000     500,000
     #13.50% 6/2/08                                         15,000      15,000
   ^Setech Lewis Supply 13.50% 6/30/05                     166,667     166,667
  ^*Zelenka Evergreen 13.75% 5/4/07                        582,184          --
                                                                     ---------
                                                                       681,667
                                                                     ---------
TOTAL PRIVATE PLACEMENT SECURITIES - DEBT
    (cost $4,759,954)                                                4,022,317
                                                                     ---------
SENIOR SECURED LOANS - 5.28%
   oCenterpoint Energy Bank Loan
      12.75% 11/12/05                                    1,000,000   1,135,000
   oCrown Castle Bank Loan Tranch B
      4.65% 9/30/10                                        992,500     998,703
   oNRG Energy Bank Loan Tranch B
      5.11% 5/8/10                                         434,224     450,508
   oQwest Communications Bank Loan
      Tranch A 5.86% 6/30/07                             1,250,000   1,299,219
   oQwest Communications Bank Loan
      Tranch B 6.95% 6/30/10                             1,250,000   1,228,125
                                                                     ---------
TOTAL SENIOR SECURED LOANS
    (cost $4,963,015)                                                5,111,555
                                                                     ---------

STATEMENT                                 LINCOLN NATIONAL INCOME FUND, INC.
        OF NET ASSETS (CONTINUED)

                                                        Principal     Market
                                                        Amount***     Value
MUNICIPAL BONDS - 4.30%
Miscellaneous Revenue Bonds - 4.30%
    California State 5.00% 2/1/33                 USD     410,000   $  392,850
    Golden State, California Tobacco
      Securitization Corporation
      Settlement Revenue Series B
      5.625% 6/1/38                                       310,000      311,277
    Colorado Department Trans Revenue
      5.00% 12/15/13 (FGIC)                               520,000      563,077
    Illinois State 5.10% 6/1/33                           715,000      638,409
    State of Oregon 5.892% 6/1/27                       1,300,000    1,313,832
    Puerto Rico Public Buildings Authority
      Revenue 5.25% 7/1/33                                560,000      560,862
    West Virginia Economic Development
      5.37% 7/1/20 (MBIA)                                 115,000      111,826
    West Virginia Economic Development
      Authority 6.07% 7/1/26                              275,000      272,693
                                                                     ---------
TOTAL MUNICIPAL BONDS (cost $4,246,562)                              4,164,826
                                                                     ---------
U.S. TREASURY OBLIGATIONS - 8.05%
    U.S. Treasury Bond 5.375% 2/15/31                     290,000      292,572
  ++U.S. Treasury Inflation Index
      2.00% 1/15/14                                       467,981      465,349
    U.S. Treasury Note
    ++1.625% 4/30/05                                      200,000      199,500
      2.25% 4/30/06                                     3,760,000    3,735,474
      4.00% 6/15/09                                       830,000      837,360
      4.75% 5/15/14                                     2,245,000    2,269,118
                                                                     ---------
TOTAL U.S. TREASURY OBLIGATIONS
    (cost $7,774,980)                                                7,799,373
                                                                     ---------

                                                        Number of
                                                          Shares
PREFERRED STOCK - 2.69%
Preferred Stocks - 1.09%
    Nexen 7.35%                                            41,450    1,059,462
                                                                     ---------
                                                                     1,059,462
                                                                     ---------
Telecommunications - 1.60%
   #Centaur Funding 144A 9.08%                              1,240    1,548,839
                                                                     ---------
                                                                     1,548,839
                                                                     ---------
Utilities - 0.00%
    TNP Enterprises PIK 14.50%                                  2          182
                                                                     ---------
                                                                           182
                                                                     ---------
TOTAL PREFERRED STOCK (cost $2,218,134)                              2,608,483
                                                                     ---------
PRIVATE PLACEMENT SECURITIES - EQUITY- 0.05%
Warrants - 0.05%
  ^+CIC Acquisition (Conso International) 12.00%              368           --
  ^+CIC Acquisition (Conso International)
      Warrants for Preferred Stock                            347           --
  ^+CIC Acquisition (Conso International)
      Warrants For Preferred Stock
      (Clawback Provision)                                    437           --
  ^+Continental Auto Receivables                            9,506           --
  ^+Franklin Nursery Investors                            120,746        1,207
  ^+Franklin Nursery Warrants                                  21           --
  ^+Ged Holdings                                            3,049           --

                                                        Number of     Market
                                                          Shares      Value

PRIVATE PLACEMENT SECURITIES - EQUITY (continued)
Warrants (continued)
   ^Setech Series A                                        17,306    $  49,842
  ^+WPM Holdings                                              201           --
                                                                  ------------
TOTAL PRIVATE PLACEMENT SECURITIES -
    EQUITY (cost $400,703)                                              51,049
                                                                  ------------
MISCELLANEOUS - 0.02%
  ^#KBSI Partnership                                            1       16,842
  +#Solutia 144A                                              975           10
                                                                  ------------
TOTAL MISCELLANEOUS (cost $82,941)                                      16,852
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES - 139.19%
   (cost $134,952,573)                                             134,802,072
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 2.11%              2,043,296
LIQUIDATION VALUE OF PREFERRED STOCK - (41.30%)                    (40,000,000)
                                                                  ------------
NET ASSETS APPLICABLE TO 7,431,006 COMMON
    SHARES ($1.00 PAR VALUE) OUTSTANDING;
    EQUIVALENT TO $13.03 PER SHARE - 100.00%                       $96,845,368
                                                                  ============

COMPONENTS OF NET ASSETS AT JUNE 30, 2004:
Paid in capital                                                    $94,683,227
Undistributed net investment income**                                1,558,815
Accumulated net realized gain on investments                           843,264
Net unrealized depreciation of investments and
    foreign currencies                                                (239,938)
                                                                  ------------
Total net assets                                                   $96,845,368
                                                                  ============

   +Non income producing security for the year ended June 30, 2004.

   *Non income producing security. Security is currently in default.

   #Security exempt from registration under rule 144A of the Securities Act of 1933. See Note H in "Notes to Financial Statements".

  **Undistributed net investment income includes net realized gains (losses) on foreign currencies. Net realized gains (losses) on foreign currencies are treated as net investment income in accordance with provisions of the Internal Revenue Code.

  ++Floating Rate Notes. The interest rate shown is the rate as of June 30, 2004.

   oSenior Secured Loans in which the Fund invests generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate ('LIBOR') and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.

 ***Principal amount is stated in the currency in which each bond is denominated.

   ^Security is being fair valued in accordance with the Fund's fair valuation policy. See Note A in "Notes to Financial Statements".

   !Pass Through Agreement Security - Security represents the contractual right to receive a proportional amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

  ++Fully or partially pledged as collateral for financial futures contracts.

SUMMARY OF ABBREVIATIONS
EUR  - European Monetary Unit
FGIC - Insured by the Financial Guaranty Insurance Company
MBIA - Insured by the Municipal Bond Insurance Association
NZD  - New Zealand Dollar
USD  - U.S. Dollar
GNMA - Government National Mortgage Association

The accompanying notes are an integral part of the financial statements.

STATEMENT                          LINCOLN NATIONAL INCOME FUND, INC.
      OF OPERATIONS                Six Months Ended June 30, 2004 (Unaudited)




INVESTMENT INCOME:
  Interest                                             $4,134,239    $4,254,855
  Dividends                                               120,616
                                                      -----------

EXPENSES:
  Management fees                                           585,963
  Remarketing Agent fees                                     50,036
  Directors' fees                                            45,750
  Audit and related fees                                     25,250
  Dividend disbursing and transfer agent fees and
   expenses                                                  23,000
  Legal fees                                                 19,547
  Reports and statements to shareholders                     19,500
  NYSE listing fees                                          12,500
  Custodian fees                                              9,019
  Other                                                      12,500     803,065
                                                        -----------
  Less expenses paid indirectly                                             (19)
                                                                    -----------
  Total expenses                                                        803,046
                                                                    -----------
NET INVESTMENT INCOME                                                 3,451,809
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
    Net realized gain (loss) on:
     Investments                                                        121,472
     Futures contracts                                                  (62,715)
     Foreign currencies                                                 (35,948)
                                                                    -----------
  Net realized gain                                                      22,809
Net change in unrealized appreciation/depreciation of
 investments and foreign currencies                                  (4,173,990)
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
 AND FOREIGN CURRENCIES                                              (4,151,181)
                                                                    -----------

DIVIDENDS ON PREFERRED STOCK                                           (221,996)
                                                                    -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                  ($921,368)
                                                                    ===========

See accompanying notes

STATEMENTS                                   LINCOLN NATIONAL INCOME FUND, INC.
     OF CHANGES IN NET ASSETS


                                                                     Six Months         Year
                                                                       Ended            Ended
                                                                      6/30/04          12/31/03
                                                                     (Unaudited)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                             $  3,451,809    $  7,637,426
  Net realized gain on investments and foreign currencies                 22,809       7,896,071
  Net change in unrealized appreciation/depreciation of
   investments and foreign currencies                                 (4,173,990)        607,952
  Dividends on preferred stock                                          (221,996)       (491,365)
                                                                    ------------    ------------
  Net increase (decrease) in net assets resulting from
   operations                                                           (921,368)     15,650,084
                                                                    ------------    ------------

DIVIDENDS AND DISTRIBUTIONS TO COMMON SHAREHOLDERS FROM:
  Net investment income                                               (1,966,858)     (7,711,674)
  Net realized gain on investments                                            --      (4,914,480)
                                                                    ------------    ------------
                                                                      (1,966,858)    (12,626,154)
                                                                   ------------     ------------

CHANGES FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds for shares issued under dividend reinvestment plan          1,647,876       1,714,114
                                                                    ------------    ------------
  Net increase in net assets resulting from capital share
   transactions                                                        1,647,876       1,714,114
                                                                    ------------    ------------
  NET INCREASE (DECREASE) IN NET ASSETS                               (1,240,350)      4,738,044

NET ASSETS:
  Beginning of period                                                 98,085,718      93,347,674
                                                                    ------------    ------------
  End of period (including undistributed net investment income
   of $1,558,815 and $206,163, respectively)                        $ 96,845,368    $ 98,085,718
                                                                    ============    ============

See accompanying notes

FINANCIAL
        HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                              Lincoln National Income Fund, Inc.
                                                        Six Months      Year
                                                           Ended       Ended
                                                         6/30/04(1)   12/31/03   12/31/02(2) 12/31/01(2)(3) 12/31/00(2) 12/30/99(2)
                                                        (Unaudited)

NET ASSET VALUE, BEGINNING OF PERIOD                        $13.410    $12.990      $12.580     $12.770      $12.170      13.390

INCOME (LOSS) FROM INVESTMENT OPERATIONS:(4)
Net investment income                                         0.477      1.054        1.230       1.320        1.290       1.260
Net realized and unrealized gain (loss)
  on investments and foreign currencies                      (0.561)     1.165        0.450       0.070        0.620      (1.200)
Dividends on preferred stock from:
  Net investment income                                      (0.031)    (0.064)      (0.100)     (0.230)      (0.360)     (0.280)
  Net realized gain on investments                               --     (0.004)          --          --           --      (0.010)
                                                          ---------   --------     --------    --------     --------    --------
Total dividends on preferred stock                           (0.031)    (0.068)      (0.100)     (0.230)      (0.360)     (0.290)
                                                          ---------   --------     --------    --------     --------    --------
Total from investment operations                             (0.115)     2.151        1.580       1.160        1.550      (0.230)
                                                          ---------   --------     --------    --------     --------    --------

LESS DIVIDENDS AND DISTRIBUTIONS COMMON
 SHAREHOLDERS FROM:
Net investment income                                        (0.265)    (1.061)      (1.170)     (1.080)      (0.910)     (0.990)
Net realized gain on investments                                 --     (0.670)          --      (0.270)      (0.040)         --
                                                          ---------   --------     --------    --------     --------    --------
Total dividends and distributions                            (0.265)    (1.731)      (1.170)     (1.350)      (0.950)     (0.990)
                                                          ---------   --------     --------    --------     --------    --------

NET ASSET VALUE, END OF PERIOD                              $13.030    $13.410      $12.990     $12.580      $12.770     $12.170
                                                          =========   ========     ========    ========     ========    ========

MARKET VALUE, END OF PERIOD                                 $12.540    $14.750      $12.580     $12.770      $12.170     $13.390
                                                          =========   ========     ========    ========     ========    ========

TOTAL INVESTMENT RETURN BASED ON:
Market value                                                (13.32%)    31.46%       17.99%      22.13%       21.04%     (25.34%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets applicable to common shares, end of period
 (000 omitted)                                              $96,845    $98,086      $93,348     $89,507      $90,828     $86,569
Ratio of expenses to average net assets applicable to
 common shares(5)                                             1.63%      1.64%        1.77%       1.65%        1.68%       1.62%
Ratio of expenses to adjusted average net assets(6)           1.17%      1.17%        1.23%       1.16%        1.17%       1.13%
Ratio of net investment income to average net assets
 applicable to common shares(5)                               6.75%      7.64%        9.63%      10.01%       10.27%       9.80%
Ratio of net investment income to adjusted average net
 assets(6)                                                    4.78%      5.46%        6.69%       7.05%        7.14%       6.81%
Portfolio turnover                                             483%       562%         732%        775%          95%         10%

LEVERAGE ANALYSIS
Value of preferred shares outstanding (000 omitted)         $40,000    $40,000      $40,000     $40,000      $40,000     $40,000
Net asset coverage per share of preferred shares, end
 of period                                                   $3,421     $3,452       $3,334      $3,238       $3,271      $3,164
Liquidation value per share of preferred shares7             $1,000     $1,000       $1,000      $1,000       $1,000      $1,000


(1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

(2)  Information has been audited by the Fund's predecessor auditors.

(3) As required, effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment companies and began amortizing all premium and discount on debt securities. The effect of this change for the year ended December 31, 2001 had no material impact on per share ratios and supplemental data.

(4) The average shares outstanding method has been applied for per share information.

(5) Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6) Adjusted average net assets does not reflect the liability related to preferred stock outstanding.

(7)  Excluding any accumulated but unpaid dividends.


See accompanying notes

NOTES                                       LINCOLN NATIONAL INCOME FUND, INC.
        TO FINANCIAL STATEMENTS             June 30, 2004 (Unaudited)


Lincoln National Income Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as a closed-end, non-diversified management investment company, incorporated under the laws of Maryland. Fund shares are listed on the New York Stock Exchange under the symbol LND.

NOTE A -- SUMMARY OF ACCOUNTING POLICIES

The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and the asked prices will normally be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closure, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Private placement securities are restricted as to resale. Except for certain private placement securities traded in a secondary market system for trading restricted securities, private placement securities have no quoted market values. The amounts shown as fair values for private placement securities with no available quoted market values represent values determined by the Fund's securities valuation committee according to the Fund's pricing procedures, as approved and reviewed by the Board of Directors. Many factors are considered in arriving at fair value, including, where applicable, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities; evaluation of the forces which influence the market in which these securities are purchased and sold; the type of security; any available financial statements; cost at date of purchase, plus or minus any applicable amortization of premiums or discounts; the size of the holding; discount from market value of unrestricted securities of the same class at the time of purchase; any special reports prepared by analysts; information as to any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of trading in similar securities of comparable companies; for foreign securities, the ability to repatriate currency and/or any restrictions implemented by a foreign government; foreign ownership and share prices versus local ownership share prices and/or the volume of securities traded; and price comparisons (discount/premium of the locally traded shares versus depositary receipt).

Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed. As of June 30, 2004, the Fund held $7,163,361 in fair valued securities, representing 7.40% of net assets of the Fund.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Foreign Currency Transactions -- Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Distributions to common shareholders are declared and paid quarterly.

Distributions to preferred shareholders are accrued daily and generally are paid every 28 days.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended June 30, 2004 were $19. The expense paid under this agreement is included in its respective expense caption on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

NOTES
       TO FINANCIAL STATEMENTS (CONTINUED)

NOTE B -- RESTRICTED SECURITIES
Private placement securities are restricted as to resale because these securities have not been registered with the Securities and Exchange Commission
(SEC). The terms under which private placement securities are acquired, however, sometimes provide for limited registration rights if requested by the security owner. These registration rights usually relate to common stock issued or issuable upon conversion of convertible securities or the exercise of warrants.

Restricted securities held by the Fund are as follows:


PRIVATE PLACEMENTS

                                                                    Date of
                                                                    Purchase           Par           Cost      Fair Value
PRIVATE PLACEMENT SECURITIES - DEBT
Anglo Irish Bank 9.10%, 9/30/06                                      9/30/94        $1,000,000    $1,000,000   $1,094,281
Avianca Airline Ticket Receivable Trust 11.75%, 12/24/05            12/24/97           136,215       136,215       13,622
Continental Auto Receivables Series A 12.00%, 4/30/05                7/29/99           500,000       482,055       80,000
Dairy Farmers of America Preferred Capital Trust 7.38%, 10/2/12      10/2/98           500,000       500,000      548,185
Deloitte & Touche LLP 7.41%,10/1/11                                  9/25/96           727,470       727,470      764,862
Glass Equipment Development 144A 13.50%, 6/2/08                       6/2/00           515,000       472,896      515,000
New Boston Garden Corporation 8.45%, 9/22/15                         9/22/95           779,832       779,832      839,700
Setech Lewis Supply 13.50%, 6/30/05                                  7/19/99           500,000       480,324      166,667
Zelenka Evergreen 13.75% 5/4/07                                       5/4/00           582,184       512,274          --
                                                                                                  ----------   ----------
Total Private Placement-- Debt                                                                    $5,091,066   $4,022,317
                                                                                                  ----------   ----------


                                                                   Date of
                                                                   Purchase            Shares       Cost       Fair Value
PRIVATE PLACEMENT SECURITIES - EQUITY
CIC Acquisition (Conso International)
Warrants for Preferred Stock (Clawback Provision)                     3/6/00               437      $ 39,204         $ --
CIC Acquisition (Conso International) Warrants for
 Preferred Stock                                                      3/6/00               347            --           --
CIC Acquisition (Conso International) Preferred Stock 12.00%          3/6/00               368            --           --
Continental Auto Receivables                                         7/29/99             9,506        60,000           --
Franklin Nursery Warrants                                             3/1/00                21        40,617           --
Franklin Nursery-- Interest                                           3/1/00           120,746       120,746        1,207
GED Holdings                                                          6/2/00             3,049        42,583           --
KBSI Partnership                                                     1/10/97                 1            --       16,842
Setech                                                               7/19/99            17,306        56,756       49,842
WPM Holdings                                                        10/30/98               110        17,000           --
                                                                                                  ----------   ----------
Total Private Placement-- Equity                                                                    $376,906      $67,891
                                                                                                  ----------   ----------


NOTE C -- INVESTMENTS
The aggregate cost of investments purchased and the aggregate proceeds from investments sold (exclusive of U.S. government securities and short-term investments) amounted to $249,228,248 and $258,287,194, respectively, for the period ended June 30, 2004. For the six months ended June 30, 2004, the Fund made purchases of $84,597,226 and sales of $78,018,899 of U.S. government securities.

At June 30, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2004, the cost of investments was $135,081,760. At June 30, 2004, net unrealized depreciation was $286,685, of which $4,137,191 related to unrealized appreciation of investments and $4,423,876 related to unrealized depreciation of investments.

NOTE D -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company ("DMC") a series of Delaware Management Business Trust and the investment manager, a management fee of 0.1875% of adjusted net assets of the Fund as of the close of business on the last business day of each quarter (0.75% on an annual basis) plus 1.50% on an annual basis of the net cash dividends and interest earned and actually received in cash less interest on borrowed funds and dividends paid on the Variable Term Preferred Stock. Adjusted net assets do not reflect the liability related to preferred stock outstanding.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide accounting and administration services which are paid for by DMC out of its investment advisory fees.

At June 30, 2004, the Fund had liabilities payable to affiliates as follows:

   Investment management fee payable to DMC              $277,366
   Other expense payable to DMC and affiliates*           273,801

* DMC, as part of its administrative services, pays Fund operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, professional fees, stock exchange fees, custodian fees and directors' fees.

Certain officers and directors of the Fund are also officers or directors of DMC and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

NOTES                                         LINCOLN NATIONAL INCOME FUND, INC.
TO FINANCIAL STATEMENTS (CONTINUED)

NOTE E -- DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Ordinary income includes dividends from net investment income and distributions from short-term capital gains. The tax character of dividends and distributions paid during the six months ended June 30, 2004 and the year ended December 31, 2003 were as follows:

                                              Six Months            Year
                                                Ended             Ended
                                               6/30/04*          12/31/03
                                               --------          --------
Ordinary Income                               $2,188,854        $12,664,100
Long-term capital gain                                --            453,419
                                             -----------       ------------
Total                                         $2,188,854        $13,117,519
                                             ===========       ============

*Tax information for the period ended June 30, 2004 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2004, the estimated components of net assets on a tax basis were as follows:

Paid in capital                                       $94,683,227
Undistributed ordinary income                           2,501,353
Undistributed long-term capital gains                     154,844
Unrealized depreciation on investments
 and foreign currencies                                  (494,056)
                                                      -----------
Net assets                                            $96,845,368
                                                      -----------

The difference between book basis and tax basis components of net assets is primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of book/tax differences. For the six months ended June 30, 2004, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end. Reclassifications are primarily due to tax treatment of gain
(loss) on foreign currency transactions, market discount and premium on certain debt instruments and paydowns of mortgage- and asset-backed securities. Results of operations and net assets were not affected by these reclassifications.

   Undistributed                                        Accumulated
   Net Investment                                         Realized
      Income                                             Gain (Loss)
   --------------                                       ------------
      $125,645                                           $(125,645)

NOTE F -- VARIABLE TERM PREFERRED STOCK
During August 1992, the Fund issued 40,000 shares of Variable Term Preferred stock (VTP) at an offering price of $1,000 per share. Dividends are cumulative from the date of the original issue and generally reset every 28 days through an auction process. The Articles Supplementary, which establish and fix the rights and preferences of the VTP, places restrictions on the payments of dividends on the Fund's common stock upon non-compliance with certain provisions of the Articles Supplementary, purchase of futures or options, issuance of debt, short sale of securities, mergers, changing the Fund's pricing service and investing in reverse repurchase agreements, and requires the Fund to meet certain asset maintenance tests. The shares of the VTP may be redeemed at the option of the Fund in accordance with the terms of the Articles Supplementary.

The mandatory redemption provisions of the Articles Supplementary require the Fund under certain conditions to redeem shares of the VTP if certain asset maintenance tests are not maintained or if credit rating provisions are not met.

During the six months ended June 30, 2004, VTP dividend rates have ranged from 1.05% to 1.28% and the average weighted dividend rate was 1.13%.

NOTE G -- CAPITAL SHARES
Shares issued under the dividend reinvestment plan were as follows:

                                                          Shares
                                                          ------
Period ended June 30, 2004                                117,792
Year ended December 31, 2003                              127,892

NOTE H -- MARKET AND CREDIT RISK
The Fund may invest in securities that have high market or credit risk. These securities may be accompanied by a higher degree of susceptibility to adverse economic and competitive industry conditions.

NOTE I -- FUTURES CONTRACTS
The Fund may invest in financial futures contracts for the purpose of hedging against foreign currency exchange risks and to manage the Fund's portfolio duration. Upon entering into a futures contract, the Fund deposits cash or pledges U.S government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. (In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Fund's custodian, rather than directly with the broker.) Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

Financial futures contracts open at June 30, 2004 were as follows:

Contracts                              Notional    Expiration    Unrealized
to Sell                                Proceeds       Date      (Depreciation)
----------------------                 --------    ----------   --------------

80 U.S. 5 year Treasury
 Bond Contracts                       $8,666,751    Sept 2004     ($28,249)
90 U.S. 10 year Treasury
 Bond Contracts                        9,776,716    Sept 2004     ($62,815)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amount presented above represents the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

IMPORTANT
     FUND INFORMATION

================================================================================
SHAREHOLDER MEETING RESULTS
2004 Annual Shareholder Meeting

The Fund held its annual meeting of shareholders on May 7, 2004. At the annual meeting, the Fund's shareholders elected two Class 2 Directors. Mr. Burridge was elected exclusively by the holders of the Fund's variable term preferred stock in accordance with the Fund's Articles of Incorporation. Mr. Coyne was elected by the shareholders of the Fund's common stock and variable term preferred stock, voting together as a single class. The result of the voting at the annual meeting was as follows:


----------------------------------------------------------------------------------------------------------------------------------

                                                                    WITHHELD AUTHORITY      SHARES VOTE FOR     WITHHELD AUTHORITY
                                              SHARES VOTED FOR        (COMMON STOCK         (VARIABLE TERM        (VARIABLE TERM
                                             (COMMON STOCK AND       AND VARIABLE TERM      PREFERRED STOCK       PREFERRED STOCK
NOMINEE                                   VARIABLE PREFERRED STOCK)   PREFERRED STOCK)            ONLY)                 ONLY)
----------------------------------------------------------------------------------------------------------------------------------
Richard M. Burridge, Sr.                            N/A                     N/A                  29,000                 3,000
----------------------------------------------------------------------------------------------------------------------------------
Patrick P. Coyne                                 6,058,639                115,559                  N/A                    N/A
----------------------------------------------------------------------------------------------------------------------------------

At the annual meeting, the Fund's shareholders also approved an amendment to the Fund's Articles of Incorporation to reduce the number of accountant's certificates the Fund must provide in connection with its variable term preferred stock. The result of the voting on this item was as follows:


----------------------------------------------------------------------------------------------------------------------------------
                                                                            VARIABLE TERM     VARIABLE TERM       VARIABLE TERM
   COMMON SHARES                           COMMON SHARES   COMMON SHARES   PREFERRED SHARES  PREFERRED SHARES    PREFERRED SHARES
     VOTED FOR                            VOTED  AGAINST     ABSTAINED         VOTED FOR       VOTED AGAINST        ABSTAINED
----------------------------------------------------------------------------------------------------------------------------------
     5,939,330                                94,429          107,438            28,600            3,000                400
----------------------------------------------------------------------------------------------------------------------------------

CHANGE TO INVESTMENT POLICIES REGARDING FUTURES
The Board of Directors has authorized the Fund to enter into futures contracts as a technique to manage the duration of the Fund's investment portfolio. The aggregate market value of the futures contracts held by the Fund for duration management and other permitted purposes will not exceed 35% of the Fund's total assets. The Fund will not use futures contracts for speculative purposes. The Fund may experience a loss if it employs a futures strategy relating to a specific security or a market index and that security or index moves in the opposite direction from what the investment manager anticipated. The use of futures also entails additional expenses, which could reduce any benefit or increase any loss to the Fund from using futures. The Fund operates pursuant to a claim of exclusion from the definition of the term "commodity pool operator" under the Commodity Exchange Act, as amended, and therefore is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

APPOINTMENT OF NEW INDEPENDENT AUDITORS
The Audit Committee and the Board of Directors decided not to retain PricewaterhouseCoopers LLP for the 2003 fiscal year and, instead, approved the appointment of Ernst & Young LLP as the Fund's independent auditors on February 25, 2003. The reports of PricewaterhouseCoopers LLP on the Fund's financial statements for fiscal years 2001 and 2002 contained no adverse opinions or disclaimers of opinion, nor were they qualified or modified in any way as to uncertainty, audit scope, or accounting principles. In addition, during fiscal years 2001 and 2002 and through February 25, 2003, there were no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

================================================================================

Delaware
Investments(SM)
-------------------------------------
A member of Lincoln Financial Group(R)


This semiannual report is for the information of Lincoln National Income Fund, Inc. shareholders. The return and principal value of an investment in the Fund will fluctuate so that shares, when resold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its own common stock on the open market at market prices.

CORPORATE INFORMATION

INVESTMENT ADVISOR
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103-7094

ADMINISTRATOR
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

INDEPENDENT AUDITORS
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7042

DIVIDEND DISBURSING AGENT, TRANSFER
AGENT AND REINVESTMENT PLAN AGENT
Mellon Investor Services LLC
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ 07666
800 851-9677

STOCK EXCHANGE
The Fund's stock is traded on the New York
Stock Exchange (NYSE) under the symbol LND.

FOR SECURITIES DEALERS AND FINANCIAL
INSTITUTIONS REPRESENTATIVES
800 362-7500

AUTOMATIC DIVIDEND REINVESTMENT PLAN
Any registered shareholder of Lincoln National Income Fund, Inc. may participate in the Automatic Dividend Reinvestment Plan (the "Plan"). If you are a beneficial owner whose shares are registered in the name of another (e.g., in a broker's "street name") and desire to participate in the Plan, you must become a registered holder by transferring the shares to your name.

To participate in the Plan, you must complete and forward an authorization card to Mellon Investor Services LLC, the Plan agent. This card authorizes the Plan agent to receive your dividends and other distributions from the Fund in additional shares of common stock. The additional shares will be issued by the Fund, if the net asset value per share is equal to or lower than the market price of the Fund's common stock plus brokerage commissions. If the net asset value per share is higher than the market price of the Fund's common stock plus brokerage commissions, the additional shares will be purchased in the open market and the cost of the brokerage commissions will be charged to each participant on a pro-rata basis. The Plan also allows the Plan agent to accept optional cash contributions. Each optional cash contribution by a participant must be not less than $100 and not more than $3,000 per dividend period and must be received by the Plan agent not less than five business days and no more than 30 days prior to the dividend payment date.

Shares will be held by the Plan agent. You will receive a statement each time shares are distributed by the Fund or purchased for you.

There is no direct charge for Plan participation. The administrative costs of the Plan are borne by the Fund.

If your dividends and other distributions are reinvested, they will be subject to capital gains and income taxes as if they were paid to you in cash.

You may terminate your participation in the Plan at any time by giving written notice to the Plan agent.

For additional information on the Plan, please write to:

Mellon Investor Services LLC
Overpeck Centre
85 Challenger Road
Ridgefield Park, NJ
07666 or call 800 851-9677.

--------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov; and beginning no later than August 31, 2004, information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge
(i) through the Fund's website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.
--------------------------------------------------------------------------------


(8848)                                                        Printed in the USA

SA-LNI [6/04] IVES 8/04                                                    J9757

Item 2.  Code of Ethics

         Not applicable.

Item 3.  Audit Committee Financial Expert

         Not applicable.

Item 4. Principal Accountant Fees and Services

         Not applicable.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6. Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

         Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 10.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11. Exhibits

(a) (1) Code of Ethics

         Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT:  Lincoln National Income Fund, Inc.

RYAN BRIST
-------------------------
By:    Ryan Brist
       ------------------
Title: Vice President
Date:  August 24, 2004
       ------------------
         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

RYAN BRIST
-------------------------
By:    Ryan Brist
       ------------------
Title: Vice President
Date:  August 24, 2004
       ------------------


JOHN J. O'CONNOR
-------------------------
By:    John J. O'Connor
       ------------------
Title: Assistant Treasurer
Date:  August 24, 2004
       -----------------